Statements of Cash flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	$ 66,921	[1]	$ 505	[1]	$ 15,006	[1]
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Depreciation and amortization	26,133		16,068		24,468
Share-based compensation expenses	547		112		95
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(10,030)		(14,207)		(2,434)
Increase (decrease) in accrued expenses and other payables	15,340		4,173		4,354
Net cash provided by (used in) operating activities	109,771		(5,320)		34,893
Cash flows from investing activities:
Purchase of property, plant and equipment	(58,444)		(59,858)		(6,295)
(Increase) decrease in deposit for purchase of property, plant and equipment	4,543		(4,066)		(445)
Decrease (increase) in fixed deposits maturing over three months	(14,999)		(34,825)		12,903
Net cash provided by (used in) investing activities	(66,928)		(99,410)		8,217
Cash flows from financing activities:
Dividend paid	(12,545)		(8,961)
Net cash used in financing activities	(4,163)		(8,961)
Net (decrease) increase in cash and cash equivalents	38,680		(113,691)		43,110
Cash and cash equivalents at beginning of year	118,510		228,067		182,722
Cash and cash equivalents at end of year	157,838		118,510		228,067
Parent Company
Cash flows from operating activities:
Net income attributable to Nam Tai shareholders	66,921		505		15,006
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(47,246)		6,753		(5,945)
Depreciation and amortization	266		221
Loss on disposal of property, plant and equipment					1
Share-based compensation expenses	547		112		95
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	228		(371)		(133)
Increase (decrease) in accrued expenses and other payables	(443)		231		658
Net cash provided by (used in) operating activities	20,273		7,451		9,682
Cash flows from investing activities:
Purchase of property, plant and equipment			(4,708)
(Increase) decrease in deposit for purchase of property, plant and equipment			433		(433)
Decrease (increase) in fixed deposits maturing over three months	(14,357)		(34,825)		12,903
(Increase) decrease in amounts due from subsidiaries	8,979		(5,682)		(21,729)
Net cash provided by (used in) investing activities	(5,378)		(44,782)		(9,259)
Cash flows from financing activities:
Decrease in amounts due to subsidiaries			(11,194)		(3,488)
Proceeds from loan to a subsidiary			35,371
Dividend paid	(12,545)		(8,961)
Net cash used in financing activities	(12,545)		15,216		(3,488)
Net (decrease) increase in cash and cash equivalents	2,350		(22,115)		(3,065)
Cash and cash equivalents at beginning of year	66,218		88,333		91,398
Cash and cash equivalents at end of year	$ 68,568		$ 66,218		$ 88,333

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.